Summary of Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 139,487
Gross Unrealized Gains	32
Gross Unrealized Losses	(34)
Estimated Fair Value	139,485
Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,659
Gross Unrealized Gains	1
Gross Unrealized Losses	(12)
Estimated Fair Value	36,648
Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	100,806
Gross Unrealized Gains	30
Gross Unrealized Losses	(22)
Estimated Fair Value	100,814
US Government Agencies Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,022
Gross Unrealized Gains	1
Estimated Fair Value	$ 2,023